Statutory Reserves And Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Percentage of after tax profit, transferred annually by PRC subsidiaries to general reserve fund	10.00%	10.00%
Annual after-tax profit to the general reserve, percentage	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	¥ 31,775	$ 4,986	¥ 18,352
Restricted net assets	¥ 240,092	$ 37,676	¥ 196,090